Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2019
Risks And Uncertainties [Abstract]
Summary of Customers with Greater than 10% of Accounts Receivables Including Accounts Receivable From Related Parties

The following table summarized customers with greater than 10% of the accounts receivables, including accounts receivable from related parties:

	As of
	December 31, 2018	December 31, 2019
Customer A — advertising platform	14%	*
Customer B — advertising platform	*	*
Customer C — advertising platform	29%	16%
Customer D — advertising platform	14%	*
Customer E — advertising platform	10%	11%
Customer F — advertising and marketing customer (related party)	—	28%

*	Less than 10%